Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes
Schedule of Components of income tax expense (benefit)

	Year ended December 31,
	2022	2021	2020

Income tax expenses	$(195)	$(188)	$(741)
Deferred income tax benefit	251	314	1,050
	$56	$126	$309

Schedule of company's effective tax rate

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022	2021	2020
U.S. Statutory rates	21.0%	21.0%	21.0%
Foreign income not recognized in USA	(21.0)	(21.0)	(21.0)
China income taxes (including Hong Kong SAR)	4.1	13.6	16.0
Australia income taxes	(0.6)	1.1	—
Impact of tax rate in other jurisdictions	(1.3)	(6.4)	(5.0)
Impact of tax reduction of Hong Kong profits tax	0.1	—	—
Tax effect of non-deductible expenses	(0.4)	(7.9)	(10.4)
Valuation allowance	4.2	0.4	(0.1)
Under provision in respect of prior years	(1.6)	(2.2)	(0.7)
Other (a)	0.1	2.9	0.6
Effective income taxes	4.6%	1.5%	0.4%

Notes:

(a)	There were no other material items affecting the effective income tax for the years ended December 31, 2022, 2021 and 2020 except for (i) losses incurred by TROOPS of approximately $970, $1,156 and $1,870, respectively, where there is no tax in the Cayman Islands; and (ii) under-provision of Hong Kong profits tax as a result of certain non-deductible expenses in prior year.

Schedule of components of deferred income tax assets and liabilities

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred income tax assets and liabilities are as follows:

	December 31, 2022	December 31, 2021
Deferred income tax assets:
Net operating loss carry-forward	$531	$647
Less: Valuation allowance	(531)	(647)
	$—	$—

Deferred tax liabilities
Intangible assets	$8	$12
Property, plant and equipment	5,273	5,521
Interest income	12	12
	$5,293	$5,545